Share-based Payments - Summary of Number and Movements in Long Term Incentive Plan Options (Detail) - Long-term incentive plan [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	0	0	0
Lapsed during the year	(427,324)	(241,374)
Options over ADR Number outstanding at December 31	482,748	910,072	1,151,446
Exercisable at December 31	0	0	0